Expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Personnel expenses	[1]	R$ 206,480	R$ 78,103	R$ 47,531
Costs with operators/Other costs		385,168	305,561	250,275
Depreciation and amortization		41,131	27,287	18,796
Outsourced services		41,433	17,319	9,714
Rentals/insurance/condominium/water/energy		1,185	2,005	920
Communication		13,989	4,557	2,485
Travel expenses		696	886	1,754
Allowance for credit losses		6,303	4,205	3,733
Marketing expenses / events		8,258	3,540	2,778
Other expenses		14,753	7,505	3,251
Other income and expenses, net	[2]	(60,572)	840	(4,473)
Total		658,824	451,808	336,764
Disclosure of attribution of expenses by nature to their function [abstract]
Cost of services		431,419	325,870	260,786
Sales and marketing expenses		80,367	33,589	26,018
General administrative expenses		154,999	71,667	40,868
Research and development expenses		46,308	15,637	9,832
Allowance for credit losses		6,303	4,205	3,733
Other income and expenses, net	[2]	(60,572)	840	(4,473)
Total		658,824	R$ 451,808	R$ 336,764
Fair value on earn-out future payments		R$ 60,970

[1]	Personnel expenses:
[2]	As of December 2021, the Company recognized the fair value on the earn-out future payments of R$ 60,970 as other operating income